Consolidated Statements Of Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2010
Consolidated Statements Of Cash Flows [Abstract]
Working capital (excluding cash and cash equivalents)	$ (3,165)
Deposits	(65)
Fixed assets, net	(533)
Intangible assets (including Goodwill)	(37,714)
Deferred tax liabilities	6,759
Other long-term liabilities	9
Acquisition of Sierra, net of cash acquired	$ (34,709)